FINANCIAL INSTRUMENTS - Cash Flow Hedges and Other Derivatives, Fair Value (Details) - USD ($) $ in Millions	Dec. 29, 2018	Dec. 30, 2017
Cash Flow Hedging
Cash Flow Hedges, Fair Value
Asset	$ 0.6	$ 0.4
Liability	0.8	0.6
Cash Flow Hedging | Foreign exchange contracts | Other current assets
Cash Flow Hedges, Fair Value
Asset	0.5	0.4
Cash Flow Hedging | Foreign exchange contracts | Other current liabilities
Cash Flow Hedges, Fair Value
Liability	0.8	0.6
Cash Flow Hedging | Commodity contracts | Other current assets
Cash Flow Hedges, Fair Value
Asset	0.1
Not designated as hedging instruments | Foreign exchange contracts | Other current assets
Cash Flow Hedges, Fair Value
Asset	3.0	3.5
Not designated as hedging instruments | Foreign exchange contracts | Other current liabilities
Cash Flow Hedges, Fair Value
Liability	$ 7.9	$ 5.6